Receivable - Bitcoin Consideration	12 Months Ended
Oct. 31, 2025
Receivable - Bitcoin Consideration [Abstract]
RECEIVABLE - BITCOIN CONSIDERATION

NOTE 8 – Receivable - Bitcoin Consideration

The Company agreed to issue 30,000,000 shares of common stock together with 90,000,000 warrants at a price of $0.40 per share. As of October 23, 2025, the 30,000,000 (post-reverse stock split adjust to 750,000) shares of common stock were issued. The total consideration for the transaction was valued at the market price of 100 Bitcoins as of October 23, 2025, which was equivalent to $11,034,000. The Bitcoin consideration receivable is classified as current assets in the consolidated balance sheets and is subject to fair value remeasurement at the end of each reporting period. The following table summarizes the carrying amounts presented in the Company’s consolidated balance sheets as of October 31, 2025 and 2024:

	October 31, 2025		October 31, 2024
	Units	Fair value (US$)	Units	Fair value (US$)
Bitcoins to be received	100	10,967,700	-	-
Total	100	10,967,700	-	-